Asset Retirement Obligations - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Average expected rates of inflation	2.00%	2.00%
Restricted cash (notes 7, 16)	$ 0	$ 95
Restricted cash (notes 7, 16)	128	97
Asset Retirement Obligations
Disclosure of other provisions [line items]
Undiscounted inflation-adjusted ARO	$ 9,200	$ 9,700
Expected timing	45 years	42 years
Peoples Republic of China
Disclosure of other provisions [line items]
Restricted cash and cash equivalents	$ 128	$ 192
Restricted cash (notes 7, 16)		95
Restricted cash (notes 7, 16)		$ 97
Minimum | Asset Retirement Obligations
Disclosure of other provisions [line items]
Discount rate, adjusted risk-free rate (as a percent)	3.80%	2.90%
Maximum | Asset Retirement Obligations
Disclosure of other provisions [line items]
Discount rate, adjusted risk-free rate (as a percent)	5.00%	4.80%